Employee Stock Compensation Plans - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.80
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	34.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 9 months 18 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balance, Shares Under Option (in shares)	475
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,869
Vested, Shares Under Option (in shares)	(277)
Outstanding, Ending balance, Shares Under Option (in shares)	2,606	475
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	461
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.70
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	30.59
Vested, Weighted Average Exercise Price per Share (in dollars per share)	17.75
Outstanding, Ending balance, Weighted Average Exercise Price per Share (in dollars per share)	29.08	$ 16.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 32.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Contratual Term (in years)	6 years 3 days
Outstanding, Aggregate Intrinsic Value	$ 1,560
Exercisable, Shares Under Option (in shares)	204
Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 15.77
Exercisable, Weighted Average Remaining Contractual Term (in years)	1 year 6 months 25 days
Exercisable, Aggregate Intrinsic Value	$ 1,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Fully vested and expected to vest, Shares Under Option (in shares)	2,402
Fully vested and expected to vest, Weighted Average Exercise Price per Share (in dollars per share)	$ 30.21
Fully vested and expected to vest, Weighted Average Remaining Contractual Term (in years)	6 years 4 months 20 days
Fully vested and expected to vest, Aggregate Intrinsic Value	$ 0
Total intrinsic value of all options exercised	4,000	$ 3,000	$ 6,000
Cash received from option exercises	4,000	2,000	8,000
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	$ 1,000	$ 1,000	$ 2,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vesting period	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vesting period	10 years